Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Vesting Period of Relevant Percentage of Options	There are caps for share options to be exercised in the periods as specified as below:

Vesting period of the relevant percentage of the options	Cap of options exercisable
After 6 months since the Listing Date	1% of the total shares
After 12 months since the Listing Date	2% of the total shares
After 18 months since the Listing Date	2.5% of the total shares
After 24 months since the Listing Date	3% of the total shares

Share Option Agreement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Lists of Inputs Used in Binomial Model for Estimating Fair Value of Equity-Settled Share Options and Restricted Shares Granted
(a)

The fair value of equity-settled share options granted during the year was estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted.

The following table lists the inputs to the model used:

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	49%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0%
Option life (years)	4.78
Share price (US$ per share)	8.67

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

Summary of Share Options Outstanding
(b)	The following share options were outstanding under the Share Option Agreement during the year:

Weighted
average exercise
	price per share	Numbers
	US$	of options
At January 1, 2020	—	—
Granted during the year	8.46	887,002
Forfeited during the year	—	—
Exercised during the year	—	—
Expired during the year	—	—
At December 31, 2020	8.46	887,002

Summary of Exercise Prices and Exercise Periods of Share Options and Restricted Shares Outstanding
(c)	The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

Exercise period	Number of options	Exercise price US$
July 12, 2021 – January 12, 2025	295,667	8.46
January 12, 2022 – January 12, 2025	295,667	8.46
July 12, 2022 – January 12, 2025	147,834	8.46
January 12, 2023 – January 12, 2025	147,834	8.46
	887,002

2020 ESOP Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Lists of Inputs Used in Binomial Model for Estimating Fair Value of Equity-Settled Share Options and Restricted Shares Granted
(a)

The fair value of equity-settled share options and restricted shares granted during the year was estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted.

The following table lists the inputs to the model used:

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	50%
Risk-free interest rate (%)	0.88%
Suboptimal factor	1.0 - 2.5
Forfeiture rate	0%
Option life (years)	10
Share price (US$ per share)	9.03

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

Summary of Exercise Prices and Exercise Periods of Share Options and Restricted Shares Outstanding
(c)	The exercise prices and exercise periods of the share options and restricted shares outstanding as at the end of the reporting period are as follows:

Exercise period	Number of options	Number of restricted shares	Exercise price US$
October 1, 2021 – October 30, 2030	562,666	50,832	0.01
October 1, 2022 – October 30, 2030	337,600	30,500	0.01
October 1, 2023 – October 30, 2030	112,534	10,167	0.01
October 1, 2024 – October 30, 2030	112,534	10,167	0.01
	1,125,334	101,666

Summary of Share Options and Restricted Shares Outstanding
(b)	The following share options and restricted shares were outstanding under the 2020 ESOP Plan during the year:

	Weighted average exercise price per share US$	Numbers of options	Number of restricted shares
At January 1, 2020	—	—	—
Granted during the year	0.01	1,125,334	101,666
Forfeited during the year	—	—	—
Exercised during the year	—	—	—
Expired during the year	—	—	—
At December 31, 2020	0.01	1,125,334	101,666